Consolidated Statements of Operations (Parentheticals) - $ / shares	12 Months Ended
	Jul. 03, 2022	Jun. 27, 2021
Income Statement [Abstract]
Net loss per share attributable to Class A and B common stockholders, basic and diluted	$ (0.26)	$ (0.92)
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic and diluted	155,837,154	146,848,329